Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Period End Date	dei_DocumentPeriodEndDate	Dec. 31, 2021
Registrant Name	dei_EntityRegistrantName	ADVANCED SERIES TRUST
CIK	dei_EntityCentralIndexKey	0000814679
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Apr. 14, 2022
Effective Date	dei_DocumentEffectiveDate	Apr. 25, 2022
Prospectus Date	rr_ProspectusDate	Apr. 25, 2022
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A